Leases (Details) - Schedule of Maturities of Lease Liabilities	Sep. 30, 2024 USD ($)
Operating Leases [Member]
Schedule of Maturities of Lease Liabilities [Line Items]
2025	$ 1,011,286
2026	1,710,650
2027	909,264
2028	726,696
2029	437,053
Thereafter	590,932
Total lease payments	5,385,881
Less: imputed interest	(643,073)
Present value of lease liabilities	4,742,808
Finance Leases [Member]
Schedule of Maturities of Lease Liabilities [Line Items]
2025	83,555
2026	162,900
2027	105,316
2028	22,377
2029	992
Thereafter
Total lease payments	375,140
Less: imputed interest	(36,001)
Present value of lease liabilities	$ 339,139